Financial risk management (Details 14) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 3,271	$ 12,727
Marketable securities	4,845	5,228
Investment Grade Global Rating [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,413	7,503
Marketable securities	1,875	1,115
AA Credit Grades [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	315	593
Marketable securities	876	651
A Credit Grades [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,098	6,890
Marketable securities	999	464
BBB Credit Grades [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		20
Other Ratings Abroad [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	215	3,251
Marketable securities	1,026
Investment Grade Local Rating Brazil [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,642	1,966
Marketable securities	1,944	4,113
AAA.br [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,642	1,966
Marketable securities	1,944	4,113
Other Ratings In Brazil [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 1	$ 7